PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 3 — PROPERTY AND EQUIPMENT

Property and equipment as of June 30, 2018 and December 31, 2017 is summarized as follows:

	June 30, 2018	December 31, 2017
Computer equipment	$72,570	$63,517
Equipment under capital lease	60,668	-
Furniture and fixtures	4,968	3,128
Total	138,206	66,645
Less accumulated depreciation	(43,400)	(31,651)
Property and equipment, net	$94,806	$34,994

Property and equipment are stated at cost and depreciated using the straight-line method over their estimated useful life of 3 years. When retired or otherwise disposed, the related carrying value and accumulated depreciation are removed from the respective accounts and the net difference less any amount realized from disposition, is reflected in earnings.

Included in net property are assets under capital leases of $60,668, less accumulated depreciation of $3,115 as of June 30, 2018 and $0, less accumulated depreciation of $0 as of
December 31, 2017, respectively.

The Company spent $10,893 in purchases and leased $60,668 of equipment during the
six months ended June 30, 2018 and $16,255 in purchases of equipment during the six months ended June 30, 2017. Depreciation expense was $7,432 and $11,749 for the three and six months ended June 30, 2018; and $814 and $1,261 for the three and six months ended June 30, 2017.

NOTE 5 — PROPERTY AND EQUIPMENT

Property and equipment as of December 31, 2017 and 2016 is summarized as follows:

	2017	2016
Computer equipment	$63,517	$25,478
Furniture and fixtures	3,128	-
Total	66,645	25,478
Less accumulated depreciation	(31,651)	(25,478)
Property and equipment, net	$34,994	$-

Property and equipment are stated at cost and depreciated using the straight-line method over their estimated useful life of 3 years. When retired or otherwise disposed, the related carrying value and accumulated depreciation are removed from the respective accounts and the net difference less any amount realized from disposition, is reflected in earnings.

The Company spent $41,167 in purchase of equipment during year ended December 31, 2017. Depreciation expense was $6,173 and $-0- for the year ended December 31, 2017 and 2016, respectively.